Supplement to the
Fidelity® Capital & Income Fund, Fidelity® Focused High Income Fund and Fidelity® High Income Fund
June 29, 2018
Prospectus

Effective December 1, 2018, the following information supplements similar information for Fidelity® Focused High Income Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Alexandre Karam (co-manager) has managed the fund since December 2018.

It is expected that Mr. Conti will retire effective as of December 31, 2018. At that time, Mr. Weaver and Mr. Karam will serve as co-managers of the fund.

Effective December 1, 2018, the following information replaces similar information for Fidelity® High Income Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Michael Weaver (co-manager) has managed the fund since October 2018.

Alexandre Karam (co-manager) has managed the fund since December 2018.

Effective December 1, 2018, the following information supplements the biographical information for Fidelity® Focused High Income Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Alexandre Karam is co-manager of Fidelity® Focused High Income Fund, which he has managed since December 2018. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Karam has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments in 2016, Mr. Karam was a vice president at Paulson & Company from 2011-2016.

It is expected that Mr. Conti will retire effective as of December 31, 2018. At that time, Mr. Weaver and Mr. Karam will serve as co-managers of Fidelity® Focused High Income Fund.

Effective December 1, 2018, the following information replaces the biographical information for Fidelity® High Income Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Michael Weaver is co-manager of Fidelity® High Income Fund, which he has managed since October 2018. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Weaver has worked as a research analyst and portfolio manager.

Alexandre Karam is co-manager of Fidelity® High Income Fund, which he has managed since December 2018. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Karam has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments in 2016, Mr. Karam was a vice president at Paulson & Company from 2011-2016.

CAI-SPH-18-02 1.710962.127	November 30, 2018